Selling, General and Administrative Expenses (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended
Dec. 31, 2014
Selling, General and Administrative Expenses
Personnel expenses	$ 88,669
Travel expenses	7,765
Professional services	9,266
Office expenses	15,947
Other expenses	62,288
Selling, general and administrative expenses	$ 183,935 [1]

[1]	Includes allocated corporate costs of $52,712 from AerCap. See Note 9-Related Party Transactions.